Accounts Receivable (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Accounts Receivable [Abstract]
Schedule of Accounts Receivables
	March 31, 2023	June 30, 2022
	US$	US$
Accounts receivable	6,249,885	4,430,883

	June 30, 2022	June 30, 2021
	US$	US$
Accounts receivable	4,430,883	4,565,305

Schedule of Concentration Analysis of Accounts Receivable

A concentration analysis of accounts receivable is as follows:

	March 31, 2023	June 30, 2022
Customer A	12%	11%
Customer B	11%	12%
Customer C	19%	12%
Customer D	6%	8%
Customer E	20%	13%
Customer F	7%	8%
Customer G	10%	4%
Others	15%	32%
	100%	100%
A concentration analysis of accounts receivable is as follows:
	June 30, 2022	June 30, 2021
Customer A	10%	23%
Customer B	12%	16%
Customer C	12%	14%
Customer D	0%	10%
Customer E	8%	9%
Customer F	13%	9%
Customer G	9%	5%
Others	36%	14%
	100%	100%